Nuveen Short Term Municipal Bond Fund
Portfolio of Investments December 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.1%
X 788,368,533 MUNICIPAL BONDS - 97.9%
X 788,368,533
Alabama - 3.7%
$ 1,000 Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020, 5.000%, 7/01/27 - BAM Insured
No Opt. Call AA   $ 1,081,300
6,335 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2   6,341,398
3,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 6 Series 2021B, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.79 A2   2,965,260
1,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Prepay Morgan Stanley Series 2022C-1, 5.250%, 6/01/24
No Opt. Call A1   1,014,720
1,590 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 Aa1   1,579,522
450 Chatom Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding
Series 2020, 5.000%, 8/01/23 - AGM Insured
No Opt. Call AA   454,307
350 Gardendale, Alabama, General Obligation Warrants, Series 2021B,
4.000%, 5/01/25
No Opt. Call AA-   359,229
1,795 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1   1,702,575
10,450 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/01/24)
3/24 at 100.29 A1   10,414,784
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 1, Series 2021A, 4.000%, 10/01/25
No Opt. Call A2   997,680
1,270 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Series 2022A-1, 2022A-2, 5.000%, 12/01/26
No Opt. Call A1   1,311,504
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 8/01/25
No Opt. Call A2   1,021,490
598 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R   541,493
29,838 Total Alabama 29,785,262
Arizona - 3.3%
385 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2021A, 5.000%, 2/01/26
No Opt. Call AA-   409,420
1,320 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A+   1,311,407
6,930 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A+   7,041,434
2,385 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A+   2,489,845
1,820 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32,
(AMT), (Mandatory Put 3/31/23)
No Opt. Call A+   1,812,065

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 500 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/23
No Opt. Call A+   $ 506,005
375 Maricopa County School District 3 Tempe Elementary, Arizona, General
Obligation Bonds, School Improvement Project 2016, Series 2021C,
5.000%, 7/01/25
No Opt. Call Aa1   395,865
1,635 Maricopa County Special Health Care District, Arizona, General
Obligation Bonds, Series 2021D, 5.000%, 7/01/24
No Opt. Call Aa3   1,686,061
1,500 Maricopa County Unified School District 4 Mesa, Arizona, General
Obligation Bonds, 2018 Project, School Improvement Series 2022E,
5.000%, 7/01/24
No Opt. Call Aa2   1,547,970
2,450 Maricopa County Unified School District 4 Mesa, Arizona, General
Obligation Bonds, School Improvement, Project of 2018 Series 2020C,
5.000%, 7/01/25
No Opt. Call Aa2   2,588,743
1,250 Maricopa County Unified School District 48, Scottsdale, Arizona, General
Obligation Bonds, Refunding Series 2020, 5.000%, 7/01/24
No Opt. Call Aa1   1,290,900
2,075 Navajo County Unified School District 32 Blue Ridge, Arizona, General
Obligation Bonds, Refunding Series 2021, 4.000%, 7/01/24 - BAM
Insured
No Opt. Call AA   2,109,715
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019B, 5.000%, 7/01/24, (AMT)
No Opt. Call A+   1,533,600
2,000 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2003A-2,
2.200%, 3/01/28, (AMT), (Mandatory Put 6/03/24)
No Opt. Call A-   1,932,320
26,125 Total Arizona 26,655,350
California - 3.1%
8,000 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Republic Services Inc. Project, Refunding Series 2021A,
3.875%, 7/01/41, (AMT), (Mandatory Put 4/03/23)
No Opt. Call BBB+   7,998,495
1,550 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%,
10/01/41, (AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 A-   1,546,931
2,000 City of Los Angeles, California, Department of Airports Revenue Bonds,
Series 2017, 5.000%, 5/15/27, (AMT)
5/26 at 100.00 Aa3   2,096,280
2,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, 5.000%, 7/01/26, (AMT)
No Opt. Call A+   2,101,600
7,465 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2017D,
5.000%, 5/01/23, (AMT), (ETM)
No Opt. Call A+  (4) 7,510,163
2,730 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019H,
5.000%, 5/01/25, (AMT)
No Opt. Call A+   2,825,550
500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call AA-   540,240
24,245 Total California 24,619,259
Colorado - 5.5%
660 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2020, 3.375%, 12/01/26, 144A
12/25 at 103.00 N/R   611,147
250 Canon City Area Fire Protection District, Fremont County, Colorado,
Certificates of Participation, Series 2021F, 4.000%, 12/01/25 - AGM
Insured
No Opt. Call AA   257,992

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Aspen View Academy Project, Series
2021:
$ 50 4.000%, 5/01/24 No Opt. Call Baa3 $ 49,696
100 4.000%, 5/01/26 No Opt. Call Baa3 98,763
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, AdventHealth Obligated Group, Series 2019B:
620 5.000%, 11/15/49, (Pre-refunded 11/19/26) No Opt. Call N/R (4) 668,664
13,810 5.000%, 11/15/49, (Mandatory Put 11/19/26) No Opt. Call AA 14,633,490
1,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2016C, 5.000%,
11/15/36, (Mandatory Put 11/15/26)
No Opt. Call AA   1,856,015
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Boulder Community Health Project, Series 2020:
300 5.000%, 10/01/23 No Opt. Call A- 303,636
350 5.000%, 10/01/24 No Opt. Call A- 360,125
200 5.000%, 10/01/25 No Opt. Call A- 209,430
250 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/25
No Opt. Call A-   260,023
2,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   2,394,285
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2022A:
1,000 5.000%, 11/01/23 No Opt. Call A- 1,012,710
1,000 5.000%, 11/01/24 No Opt. Call A- 1,030,890
1,605 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/62, (Mandatory
Put 8/17/26)
2/26 at 101.30 AA+   1,721,459
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/24
No Opt. Call AA-   774,510
Crystal Valley Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2020A:
140 5.000%, 12/01/23 - AGM Insured No Opt. Call AA 142,484
175 5.000%, 12/01/24 - AGM Insured No Opt. Call AA 181,846
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022A:
3,000 5.000%, 11/15/25, (AMT) No Opt. Call AA- 3,138,210
2,115 5.000%, 11/15/26, (AMT) No Opt. Call AA- 2,236,845
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022D:
2,000 5.000%, 11/15/25, (AMT) No Opt. Call AA- 2,092,140
3,500 5.250%, 11/15/26, (AMT) No Opt. Call AA- 3,733,065
2,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/25, (AMT)
No Opt. Call A+   2,089,740
Foothills Park and Recreation District, Jefferson County,
Colorado, Lease Revenue Bonds, Certificates of
Participation, Series 2021:
220 4.000%, 12/01/24 No Opt. Call AA- 224,871
200 4.000%, 12/01/25 No Opt. Call AA- 207,082

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Gold Hill Mesa Metropolitan District 2, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation
and Special Revenue Bonds, Refunding & Improvement
Series 2022A:
$ 215 5.000%, 12/01/24 - BAM Insured No Opt. Call AA $ 220,190
290 5.000%, 12/01/26 - BAM Insured No Opt. Call AA 303,639
525 Groundwater Management Subdistrict, Adams, Morgan and Weld
Counties, Colorado, Limited Tax General Obligation Bonds, Series
2021, 5.000%, 12/01/24 - BAM Insured
No Opt. Call AA   546,536
225 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 5.000%,
12/01/25 - AGM Insured
No Opt. Call AA   239,465
North Pine Vistas Metropolitan District 3, Castle Pines,
Douglas County, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Senior
Series 2021A:
100 5.000%, 12/01/23 - AGM Insured No Opt. Call AA 101,621
220 5.000%, 12/01/24 - AGM Insured No Opt. Call AA 228,067
Prairiestar Metropolitan District 2, Larimer County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2021A:
100 5.000%, 12/01/23 - BAM Insured No Opt. Call AA 101,594
190 5.000%, 12/01/24 - BAM Insured No Opt. Call AA 197,254
100 5.000%, 12/01/25 - BAM Insured No Opt. Call AA 105,825
275 Rendezous Residential Metropolitan District, Grand County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2022,
4.000%, 12/01/24 - AGM Insured
No Opt. Call AA   279,854
1,000 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2020A, 4.000%, 12/01/23 - AGM Insured
No Opt. Call AA   1,008,590
260 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 5.000%, 12/15/24 - AGM Insured
No Opt. Call AA   269,833
Westminster Public Schools, Adams County, Colorado,
Certificates of Participation, Improvement Series 2020A:
175 4.000%, 12/01/23 - AGM Insured No Opt. Call AA 176,393
200 4.000%, 12/01/24 - AGM Insured No Opt. Call AA 203,642
42,245 Total Colorado 44,271,621
Connecticut - 1.2%
365 Connecticut State, General Obligation Bonds, Refunding Series 2022D,
5.000%, 9/15/25
No Opt. Call AA-   387,353
1,000 Connecticut State, General Obligation Bonds, Series 2022C, 4.000%,
6/15/25
No Opt. Call AA-   1,028,120
1,200 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A, 5.000%, 5/01/26
No Opt. Call AA   1,291,428
5,000 Danbury, Connecticut, General Obligation Bonds, Anticipation Notes
Series 2022, 3.000%, 7/13/23
No Opt. Call N/R   4,999,400
1,600 University of Connecticut, General Obligation Bonds, Series 2022A,
5.000%, 5/01/24
No Opt. Call AA-   1,644,272
9,165 Total Connecticut 9,350,573
District of Columbia - 1.4%
4,600 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/26, (AMT)
No Opt. Call AA-   4,857,186

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A:
$ 4,480 5.000%, 10/01/24, (AMT) No Opt. Call Aa3 $ 4,599,661
1,700 5.000%, 10/01/25, (AMT) No Opt. Call Aa3 1,774,698
10,780 Total District of Columbia 11,231,545
Florida - 3.2%
1,000 Broward County, Florida, Airport System Revenue Bonds, Series 2015A,
5.000%, 10/01/23, (AMT)
No Opt. Call A+   1,010,650
1,300 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/24, (AMT)
No Opt. Call A+   1,335,828
750 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
5.000%, 9/01/23, (AMT)
No Opt. Call A1   760,290
4,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger
Rail Project, Series 2019A, 6.250%, 1/01/49, (AMT), (Mandatory Put
1/01/24), 144A
1/23 at 101.00 N/R   3,845,480
5,280 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2021A-1, 2.900%,
12/01/56, (AMT), (Mandatory Put 4/04/23)
1/23 at 100.00 Aaa   5,265,057
2,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
1/23 at 102.00 N/R   2,493,050
1,035 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/25, (AMT)
No Opt. Call AA-   1,080,478
1,065 Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series
2020, 5.000%, 10/01/25 - BAM Insured
No Opt. Call AA   1,126,706
2,200 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C, 5.000%,
11/15/52, (Mandatory Put 11/15/26)
No Opt. Call AA   2,333,276
School Board of Duval County, Florida, Certificates of
Participation, Series 2022A:
2,500 5.000%, 7/01/24 No Opt. Call A+ 2,573,650
3,000 5.000%, 7/01/25 - AGM Insured No Opt. Call AA 3,155,790
Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer
Center and Research Institute, Series 2020B:
340 5.000%, 7/01/25 No Opt. Call A2 354,739
225 5.000%, 7/01/26 No Opt. Call A2 237,949
25,195 Total Florida 25,572,943
Georgia - 1.2%
1,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2020B, 5.000%, 7/01/24, (AMT)
No Opt. Call Aa3   1,025,040
580 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2021C, 5.000%, 7/01/26, (AMT)
No Opt. Call Aa3   610,438
3,555 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2   3,555,747
Main Street Natural Gas Inc., Georgia, Gas Supply
Revenue Bonds, Series 2021C:
750 4.000%, 12/01/24 No Opt. Call A3 749,475
1,100 4.000%, 12/01/25 No Opt. Call A3 1,097,096
700 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022B, 5.000%, 6/01/25
No Opt. Call A3   715,687

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 1,295 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 11/01/24, 144A
No Opt. Call BBB-   $ 1,277,466
Private Colleges and Universities Authority, Georgia,
Revenue Bonds, Mercer University, Series 2021:
400 5.000%, 10/01/24 No Opt. Call A3 412,876
425 5.000%, 10/01/25 No Opt. Call A3 446,407
9,805 Total Georgia 9,890,232
Hawaii - 0.2%
Hawaii State, Harbor System Revenue Bonds, Series
2020A:
600 5.000%, 7/01/24, (AMT) No Opt. Call Aa3 617,412
800 5.000%, 7/01/25, (AMT) No Opt. Call Aa3 831,752
1,400 Total Hawaii 1,449,164
Illinois - 6.9%
Board of Trustees of Southern Illinois University, Housing
and Auxiliary Facilities System Revenue Bonds, Refunding
Series 2021A:
650 4.000%, 4/01/23 - BAM Insured No Opt. Call AA 650,682
1,200 4.000%, 4/01/25 - BAM Insured No Opt. Call AA 1,216,668
400 Champaign County Community Unit School District 166 Urbana,
Illinois, General Obligation Bonds, Limited Tax Series 2021B, 3.000%,
12/01/24 - AGM Insured
No Opt. Call AA   400,680
425 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25
No Opt. Call BB+   378,909
1,475 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue
Bonds, Federal Transit Administration Section 5307 Urbanized Area
Formula Funds, Refunding Series 2017, 5.000%, 6/01/24
No Opt. Call A   1,512,052
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C, 5.000%, 1/01/25
No Opt. Call A+   1,029,330
2,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2014A, 5.000%, 1/01/26
1/24 at 100.00 A   2,026,240
1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2016A, 5.000%, 1/01/26
No Opt. Call A   1,039,650
Cook County, Illinois, General Obligation Bonds,
Refunding Series 2021A:
2,500 5.000%, 11/15/24 No Opt. Call AA- 2,580,975
800 5.000%, 11/15/25 No Opt. Call AA- 843,360
650 Geneva, Kane County, Illinois, General Obligation Bonds, Waterworks &
Sewage Alternate Revenue Source, Refunding Series 2021, 4.000%,
2/01/25
No Opt. Call Aa2   663,403
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center,
LLC - University of Illinois Health Services Facility Project,
Series 2020:
400 5.000%, 10/01/23 No Opt. Call BBB+ 404,552
400 5.000%, 10/01/24 No Opt. Call BBB+ 410,340
400 5.000%, 10/01/25 No Opt. Call BBB+ 415,340
Illinois Finance Authority, Revenue Bonds, Northshore
University HealthSystem, Series 2020A:
1,000 5.000%, 8/15/23 No Opt. Call AA- 1,012,080
1,000 5.000%, 8/15/24 No Opt. Call AA- 1,034,040
5,975 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020B-1, 5.000%, 5/15/50, (Mandatory Put 11/15/24)
5/24 at 100.00 A+   6,104,538

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 4,670 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 A+   $ 4,924,795
2,090 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 5.000%, 8/15/25
No Opt. Call AA-   2,196,005
1,145 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 AA-   1,195,346
575 Illinois Finance Authority, Water Facilities Revenue Bonds, American
Water Capital Corporation Project, Refunding Series 2020, 0.700%,
5/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   564,000
2,000 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/24
No Opt. Call BBB+   2,043,920
Illinois State, General Obligation Bonds, November
Series 2017D:
3,100 5.000%, 11/01/23 No Opt. Call BBB+ 3,132,395
2,500 5.000%, 11/01/26 No Opt. Call BBB+ 2,577,850
3,250 Illinois State, General Obligation Bonds, Series 2022B, 5.000%, 3/01/25 No Opt. Call BBB+   3,319,063
2,200 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior
Obligation September Series 2021C, 5.000%, 6/15/27
No Opt. Call A   2,314,026
5,225 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2019C, 5.000%, 1/01/25
No Opt. Call AA-   5,454,064
Joliet Park District, Will County, Illinois, General
Obligation Bonds, Limited Tax Park Series 2021:
360 4.000%, 2/01/23 - BAM Insured No Opt. Call AA 360,187
400 4.000%, 2/01/24 - BAM Insured No Opt. Call AA 403,492
Macon County School District 61 Decatur, Illinois,
General Obligation Bonds, Alternate Revenue Source
Refunding School Series 2020C:
400 4.000%, 1/01/23 - AGM Insured No Opt. Call AA 400,000
355 4.000%, 1/01/26 - AGM Insured No Opt. Call AA 365,622
Peoria, Illinois, General Obligation Bonds, Refunding
Series 2021C:
415 5.000%, 1/01/25 - AGM Insured No Opt. Call AA 432,293
2,245 5.000%, 1/01/26 - AGM Insured No Opt. Call AA 2,369,889
Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern
Illinois Flood District Council Project, Series 2020:
500 4.000%, 4/15/23 No Opt. Call AA- 501,115
450 5.000%, 4/15/24 No Opt. Call AA- 461,196
1,010 Will County Community Unit School District 201-U Crete-Monee, Illinois,
General Obligation Bonds, Capital Appreciation Series 2005, 0.000%,
11/01/25 - NPFG Insured, (ETM)
No Opt. Call N/R  (4) 927,422
54,165 Total Illinois 55,665,519
Indiana - 2.7%
1,235 Clark-Pleasant Community School Building Corporation, Indiana, First
Mortgage Bonds, Refunding Series 2021B, 4.000%, 7/15/25
No Opt. Call AA+   1,265,060
Columbus Multi-School Building Corporation,
Bartholomew County, Indiana, First Mortgage Revenue
Bonds, Refunding and Improvement Series 2021:
1,300 4.000%, 7/15/24 No Opt. Call AA+ 1,318,525
550 4.000%, 1/15/25 No Opt. Call AA+ 561,621
950 Elkhart Community School Building Corporation, Indiana, First
Mortgage Bonds, Series 2021, 5.000%, 1/15/25
No Opt. Call AA+   987,335

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 1,500 Franklin, Indiana, Economic Development Revenue Bonds, Otterbein
Homes Obligated Group, Series 2019B, 5.000%, 7/01/24
No Opt. Call A   $ 1,537,335
5,500 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Fulcrum CenterPoint, LLC Project, Series 2022, 4.500%, 12/15/46,
(AMT), (Mandatory Put 11/15/23)
5/23 at 100.00 Aaa   5,496,975
1,625 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/01/25)
1/25 at 100.00 AA   1,585,854
700 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2021A, 5.000%, 7/01/26
No Opt. Call A   734,384
1,005 Indiana Finance Authority, State Revolving Fund Program Bonds, Series
2019D, 5.000%, 2/01/24, (AMT)
No Opt. Call AAA   1,025,060
1,065 Metropolitan School District Washington Township School Building
Corporation, Indianapolis, Indiana, First Mortgage Bonds, 2016
Referendum projects, Series 2021A, 5.000%, 7/15/25
No Opt. Call AA+   1,123,085
400 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.000%, 1/15/27
No Opt. Call AA+   431,948
Tippecanoe School Corporation, Indiana, General
Obligation Bonds, Series 2020:
1,080 4.000%, 1/15/24 No Opt. Call Aa2 1,089,850
1,090 4.000%, 7/15/24 No Opt. Call Aa2 1,104,551
Vigo County, Indiana, Ad Valorem Property Tax First
Mortgage Bonds, Series 2021:
515 4.000%, 7/15/24 No Opt. Call AA+ 523,498
525 4.000%, 1/15/25 No Opt. Call AA+ 537,138
535 4.000%, 7/15/25 No Opt. Call AA+ 550,659
730 Warrick County, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company, Series 2015, 0.875%,
9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1   717,605
Zionsville Community Schools Building Corporation,
Boone County, Indiana, First Mortgage Bonds, Series
2020:
300 4.000%, 1/15/25 No Opt. Call AA+ 306,576
500 4.000%, 7/15/25 No Opt. Call AA+ 514,015
700 4.000%, 1/15/26 No Opt. Call AA+ 723,814
21,805 Total Indiana 22,134,888
Iowa - 2.2%
1,740 Indianola Community School District, Warren County, Iowa, General
Obligation Bonds, Refunding Series 2020, 4.000%, 6/01/24
No Opt. Call Aa3   1,768,362
Iowa Finance Authority Senior Living Facilities Revenue
Bonds, Sunrise Retirement Community Project, Refunding
Series 2021:
335 4.000%, 9/01/24 No Opt. Call N/R 326,394
115 4.000%, 9/01/25 No Opt. Call N/R 110,260
1,000 Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health
System, Series 2013A, 5.000%, 7/01/25, (Pre-refunded 7/01/23)
7/23 at 100.00 A1  (4) 1,009,710
7,000 Iowa Finance Authority, Solid Waste Facility Revenue Bonds, Gevo NW
Iowa RNG, LLC Renewable Natural Gas Project, Green Series 2021,
1.500%, 1/01/42, (Mandatory Put 4/01/24)
1/23 at 100.00 Aa3   6,840,540
2,500 Sioux City Community School District, Iowa, School Infrastructure Sales,
Services and Use Tax Revenue Bonds, Refunding Series 2020, 3.000%,
10/01/24 - BAM Insured
No Opt. Call AA   2,494,850

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa (continued)
Southeast Polk Community School District, Polk, Jasper
and Marion Counties, Iowa, General Obligation Bonds,
School Series 2020A:
$ 1,400 5.000%, 5/01/24 No Opt. Call AA- $ 1,439,298
3,750 5.000%, 5/01/25 No Opt. Call AA- 3,939,600
17,840 Total Iowa 17,929,014
Kansas - 0.4%
500 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A, 5.000%, 4/01/23 - BAM Insured
No Opt. Call AA   502,285
1,760 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2021A,
4.000%, 10/01/25 - BAM Insured
No Opt. Call AA   1,821,037
1,055 Wyandotte County-Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/26
9/25 at 100.00 A   1,111,400
3,315 Total Kansas 3,434,722
Kentucky - 1.5%
445 Bullitt County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2020, 4.000%, 12/01/25
No Opt. Call A1   459,342
3,785 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2   3,758,051
4,170 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.19 A1   4,132,428
3,500 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1   3,431,995
11,900 Total Kentucky 11,781,816
Louisiana - 2.4%
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Insurance
Assessment Revenue Bonds, Louisiana Insurance
Guaranty Association Project, Series 2022B:
3,250 5.000%, 8/15/25 No Opt. Call A1 3,419,032
3,250 5.000%, 8/15/26 No Opt. Call A1 3,475,095
6,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory
Put 5/15/25)
11/24 at 102.04 A   6,213,840
1,000 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2021, 4.000%, 7/03/23
4/23 at 100.00 BBB+   1,001,250
2,465 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/01/23)
No Opt. Call BBB-   2,449,939
2,500 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call BBB-   2,423,625
18,465 Total Louisiana 18,982,781
Maryland - 0.1%
1,040 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-1,
5.000%, 7/01/45, (Mandatory Put 7/01/25)
1/25 at 100.00 A 1,076,587
Massachusetts - 2.9%
515 Attleboro, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2021, 5.000%, 5/01/25
No Opt. Call AA   542,228

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 9,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Anticipation Note Subordinated Sustainability Series 2021, 4.000%,
5/01/25
No Opt. Call AA   $ 9,282,420
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2020C:
725 5.000%, 10/01/25 - AGM Insured No Opt. Call AA 760,155
350 5.000%, 10/01/26 - AGM Insured No Opt. Call AA 372,992
210 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+   193,206
Massachusetts Educational Financing Authority,
Education Loan Revenue Bonds, Issue L, Senior Series
2020B:
880 5.000%, 7/01/25, (AMT) No Opt. Call AA 910,668
1,250 5.000%, 7/01/26, (AMT) No Opt. Call AA 1,311,400
1,850 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M Senior Series 2022B, 5.000%, 7/01/25, (AMT)
No Opt. Call AA   1,917,599
Massachusetts Educational Financing Authority,
Education Loan Revenue Bonds, Issue M, Taxable Senior
Series 2021B:
1,075 5.000%, 7/01/25, (AMT) No Opt. Call AA 1,113,765
1,000 5.000%, 7/01/26, (AMT) No Opt. Call AA 1,052,480
1,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/23, (AMT)
No Opt. Call AAA   1,008,150
5,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A, 5.000%,
7/01/26, (AMT)
No Opt. Call AA   5,281,000
22,855 Total Massachusetts 23,746,063
Michigan - 1.1%
905 Allegan County Public School District, Michigan, General Obligation
Bonds, School Building & Site Series 2021I, 4.000%, 5/01/24
No Opt. Call AA   917,535
1,680 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call AA+   1,689,979
2,780 Michigan Finance Authority, State Aid Revenue Notes, Series 2022A,
5.000%, 7/20/23
No Opt. Call N/R   2,810,274
Novi Community School District, Oakland County,
Michigan, General Obligation Bonds, School Building &
Site Series 2022-II:
1,000 4.000%, 5/01/24 No Opt. Call Aa2 1,013,980
1,000 4.000%, 5/01/25 No Opt. Call Aa2 1,022,580
1,000 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding
Series 2014D, 5.000%, 9/01/23, (ETM)
No Opt. Call AA  (4) 1,013,450
8,365 Total Michigan 8,467,798
Minnesota - 7.1%
515 Alexandria Independent School District 206, Douglas County,
Minnesota, General Obligation Bonds, Series 2021A, 3.000%, 2/01/26
No Opt. Call A2   511,637
145 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021,
4.000%, 9/01/25
No Opt. Call N/R   144,343
560 Becker Independent School District 726, Minnesota, General Obligation
Bonds, Refunding Series 2020A, 5.000%, 2/01/24
No Opt. Call Aa1   572,253

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 690 Becker Independent School District 726, Minnesota, General Obligation
Bonds, School Building Series 2022A, 0.000%, 2/01/26
No Opt. Call Aa1   $ 625,430
Becker, Minnesota, General Obligation Bonds, Street
Reconstruction, Series 2021A:
550 4.000%, 2/01/24 No Opt. Call A1 556,314
500 4.000%, 2/01/25 No Opt. Call A1 510,820
Central Minnesota Municipal Power Agency, Revenue
Bonds, Brookings - Southeast Twin Cities Transmission
Project, Refunding Series 2021:
265 5.000%, 1/01/25 - AGM Insured No Opt. Call AA 276,358
270 5.000%, 1/01/26 - AGM Insured No Opt. Call AA 287,490
210 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019, 4.000%,
9/01/23
No Opt. Call N/R   208,591
1,415 City of Red Wing, Minnesota, General Obligation Bonds, Series 2018A,
5.000%, 2/01/23
No Opt. Call Aa2   1,416,953
1,000 Columbia Heights, Minnesota, Multifamily Revenue Housing Bonds,
42nd & Central Apartments Project, Series 2022A, 2.700%, 7/01/25,
(Mandatory Put 7/01/24)
1/24 at 100.00 Aaa   987,090
755 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/23
No Opt. Call Aa1   755,989
280 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019C, 5.000%, 2/01/23
No Opt. Call Aa1   280,367
500 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Series 2016A, 5.000%, 2/01/24
No Opt. Call Aa1   510,405
150 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Series 2021B, 3.000%, 3/01/24
No Opt. Call Baa3   147,796
2,115 Elk River Independent School District 728, Minnesota, General
Obligation Bonds, Refunding School Building Series 2016A, 5.000%,
2/01/23
No Opt. Call Aa1   2,118,151
1,130 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 4.375%, 8/01/29
8/27 at 102.00 BB+   1,096,337
125 Luverne, Minnesota, Electric Revenue Bonds, Series 2022A, 3.000%,
12/01/24 - AGM Insured
No Opt. Call AA   125,350
1,550 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 5.000%,
2/01/23
No Opt. Call AAA   1,552,309
500 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
7/23 at 100.00 BB+   502,150
Minneapolis-Saint Paul Housing and Redevelopment
Authority, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Refunding Series 2017A:
1,000 5.000%, 11/15/24 No Opt. Call AA- 1,038,100
1,315 5.000%, 11/15/25 No Opt. Call AA- 1,391,086
1,530 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%,
1/01/26
No Opt. Call AA-   1,630,919
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B,
5.000%, 1/01/25, (AMT)
1/24 at 100.00 A+   1,014,850
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B,
5.000%, 1/01/26, (AMT)
No Opt. Call A+   2,083,320

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,035 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%,
1/01/25, (AMT)
No Opt. Call A+   $ 1,065,357
435 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Refunding Series 2021, 4.000%, 10/01/24
No Opt. Call A2   440,799
640 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020A, 4.000%, 8/01/25
No Opt. Call AA+   659,411
185 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020A, 1.450%, 7/01/24, (AMT)
No Opt. Call AA+   179,544
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021C:
380 0.400%, 1/01/23, (AMT) No Opt. Call AA+ 380,000
280 0.450%, 7/01/23, (AMT) No Opt. Call AA+ 275,786
7,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 Aa1   7,023,240
325 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/24,
(AMT)
No Opt. Call AA   333,294
400 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/23,
(AMT)
No Opt. Call AAA   404,920
685 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2022, 2.625%, 12/01/23
1/23 at 100.00 N/R   675,752
310 Montrose, Minnesota, General Obligation Bonds, Series 2021A, 2.000%,
2/01/25
No Opt. Call AA   302,343
750 Moorhead, Minnesota, General Obligation Bonds, Improvement Series
2022A, 5.000%, 2/01/26
No Opt. Call Aa3   800,543
Mountain Lake, Minnesota, General Obligation Bonds,
Series 2021A:
190 2.000%, 12/15/23 No Opt. Call A+ 187,353
250 2.000%, 12/15/25 No Opt. Call A+ 241,780
720 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly
Gardens Project, Refunding Series 2016, 4.000%, 10/01/23
No Opt. Call N/R   719,698
500 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2016, 5.000%, 1/01/26
No Opt. Call A-   530,760
1,160 Rocori Independent School District 750, Stearns County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2017A,
5.000%, 2/01/26
No Opt. Call Aa1   1,238,880
2,500 Rosemount Independent School District 196, Dakota County,
Minnesota, General Obligation Bonds, School Building Series 2016A,
5.000%, 2/01/23
No Opt. Call AAA   2,503,600
860 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/23
No Opt. Call Baa1   863,191
1,035 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Refunding Series 2019A,
5.000%, 2/01/24
No Opt. Call Aa1   1,057,315
2,470 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Refunding Series 2014B, 5.000%, 5/01/23
No Opt. Call AA-   2,483,338
1,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/27
5/26 at 100.00 AA-   2,002,409

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Saint Joseph, Minnesota, General Obligation Bonds,
Series 2021A:
$ 200 4.000%, 12/15/23 No Opt. Call AA- $ 201,774
330 4.000%, 12/15/24 No Opt. Call AA- 337,006
250 4.000%, 12/15/25 No Opt. Call AA- 258,475
1,000 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2018A,
5.000%, 2/01/24
No Opt. Call Aa1   1,023,160
360 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding
Series 2021A, 2.000%, 9/01/26
9/24 at 102.00 BB+   326,196
175 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/27
No Opt. Call A   188,326
200 Saint Paul Housing and Redevelopment Authority, Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Church Homes
Project, Refunding Senior Series 2021A, 1.650%, 11/01/23, 144A
No Opt. Call N/R   194,472
Sartell, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Country Manor Campus LLC Project,
Series 2022A:
385 3.000%, 9/01/23 No Opt. Call N/R 382,313
320 3.500%, 9/01/24 No Opt. Call N/R 314,025
3,515 Sauk Rapids Independent School District 047, Benton County,
Minnesota, General Obligation Bonds, Refunding School Building
Series 2015A, 5.000%, 2/01/23
No Opt. Call AAA   3,520,132
Shakopee Independent School District 720, Scott County,
Minnesota, Certificates of Participation, Series 2021B:
550 4.000%, 2/01/25 No Opt. Call Baa1 559,674
300 4.000%, 2/01/26 No Opt. Call Baa1 307,848
3,685 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/24,
(ETM)
No Opt. Call N/R  (4) 3,822,193
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
300 3.000%, 8/01/23 No Opt. Call N/R 297,900
400 3.000%, 8/01/24 No Opt. Call N/R 392,212
400 3.000%, 8/01/25 8/24 at 102.00 N/R 387,064
270 Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A, 4.000%, 2/01/24
No Opt. Call Baa1   272,929
56,715 Total Minnesota 57,499,420
Mississippi - 0.1%
1,000 Warren County, Mississippi, Environmental Improvement Revenue
Bonds, International Paper Company Project, Refunding Series 2020B,
1.600%, 8/01/27, (AMT), (Mandatory Put 6/16/25)
No Opt. Call BBB 938,060
Missouri - 4.3%
230 Arnold Retail Corridor Transportation Development District, Missouri,
Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28
11/24 at 100.00 N/R   209,300
380 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series
2006, 5.250%, 7/01/25 - AGM Insured
No Opt. Call AA   402,382

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 1,000 Cass County Reorganized School District R-II, Cass County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program, School
Building Series 2021, 5.000%, 3/01/24
No Opt. Call AA+   $ 1,022,610
Central Southwest Missouri Community College District,
Missouri, Certificates of Participation, Ozarks Technical
Community College, Series 2021:
350 5.000%, 3/01/23 No Opt. Call AA- 351,018
300 5.000%, 3/01/24 No Opt. Call AA- 306,831
250 5.000%, 3/01/25 No Opt. Call AA- 261,105
2,500 Fort Zumwalt School District, St. Charles County, Missouri, General
Obligation Bonds, Direct Deposit Program, Refunding Series 2021,
4.000%, 3/01/25
No Opt. Call Aa1   2,557,000
800 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2021A, 4.000%, 3/01/26
No Opt. Call Aa2   828,280
755 Jackson County, Missouri, Special Obligation Bonds, Truman Medical
Center Project, Refunding Series 2021A, 5.000%, 12/01/23
No Opt. Call Aa2   768,394
1,015 Jefferson City School District, Missouri, General Obligation Bonds,
Refunding Series 2021, 4.000%, 3/01/25
No Opt. Call AA+   1,042,435
Jennings, Saint Louis County, Missouri, Certificates of
Participation, Series 2021:
200 4.000%, 3/01/23 No Opt. Call A- 200,186
265 4.000%, 3/01/24 No Opt. Call A- 267,258
230 4.000%, 3/01/25 No Opt. Call A- 233,887
650 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%,
2/15/24
No Opt. Call A+   662,259
Kansas City, Missouri, General Obligation Bonds, Series
2020A.:
410 5.000%, 2/01/23 No Opt. Call AA 410,582
435 5.000%, 2/01/24 No Opt. Call AA 444,748
400 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/25
No Opt. Call AA-   418,484
130 Kansas City, Missouri, Special Obligation Bonds, Main Streetcar
Extension Project, Series 2021D, 3.000%, 9/01/25
No Opt. Call AA-   129,163
1,000 Meramec Valley School District R-3, Franklin and St. Louis Counties,
Missouri, General Obligation Bonds, Series 2020, 4.000%, 3/01/23
No Opt. Call AA+   1,001,480
100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   93,420
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   934,200
600 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Jefferson County Water Authority
Project, Series 2021A, 4.000%, 7/01/23
No Opt. Call A   602,514
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southeast Missouri
State University, Refunding Series 2019:
200 5.000%, 10/01/23 No Opt. Call A 202,644
505 5.000%, 10/01/24 No Opt. Call A 520,564
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/26
No Opt. Call AA   1,040,890

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 2,915 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51,
(Mandatory Put 5/01/26)
No Opt. Call AA   $ 3,005,336
665 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Capital Region Medical Center, Series 2020, 4.000%,
11/01/23
No Opt. Call Ba2   660,791
475 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/25
No Opt. Call A2   500,208
400 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Variable Rate Series 2018C,
5.000%, 6/01/36, (Mandatory Put 6/01/23)
1/23 at 100.00 AA-   400,328
250 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lake Regional Health System, Series 2021, 5.000%, 2/15/26
No Opt. Call BBB+   259,832
260 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25
No Opt. Call BBB   262,025
285 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Wright Memorial Hospital, Series 2019, 5.000%, 9/01/23
No Opt. Call BBB-   287,123
500 Missouri Joint Municipal Electric Utility Commission, Power Supply
System Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022,
5.000%, 12/01/26
No Opt. Call A2   536,310
Missouri State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A:
230 5.000%, 10/01/23 No Opt. Call A+ 233,296
225 5.000%, 10/01/24 No Opt. Call A+ 232,360
500 Nixa Public Schools, Missouri, Certificates of Participation, Series 2021,
4.000%, 4/01/24
No Opt. Call A   505,435
1,290 Normandy Schools Collaborative Joint Executive Governing Board,
Saint Loius County, Missouri, General Obligation Bonds, Series 2021B,
4.000%, 3/01/25
No Opt. Call AA+   1,319,954
150 Plaza at Noah's Ark Community Improvement District, Saint Charles,
Missouri, Tax Increment and Improvement District Revenue Bonds,
Series 2021, 3.000%, 5/01/23
No Opt. Call N/R   149,238
275 Rock Creek Public Sewer District, Missouri, Certificates of Participation,
Series 2021, 3.000%, 4/01/25
No Opt. Call A+   274,153
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
725 5.000%, 11/15/24 No Opt. Call N/R 732,359
630 5.000%, 11/15/26 11/25 at 100.00 N/R 640,792
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St.
Louis International Airport, Refunding Series 2022:
500 5.000%, 7/01/24, (AMT) No Opt. Call A2 511,565
1,120 5.000%, 7/01/25, (AMT) No Opt. Call A2 1,160,387
1,170 5.000%, 7/01/26, (AMT) No Opt. Call A2 1,226,687
4,845 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series
2015, 3.250%, 8/01/27
8/25 at 100.00 AA+   4,859,196
1,710 Springfield, Missouri, Special Obligation Bonds, Refunding Series
2017B, 5.000%, 7/01/24, (AMT)
No Opt. Call Aa2   1,752,066
325 St. Charles, Missouri, Certificates of Participation, Refunding Series
2020B, 4.000%, 2/01/24
No Opt. Call Aa3   328,078
34,150 Total Missouri 34,749,153

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Montana - 0.1%
$ 500 Montana State, General Obligation Bonds, Series 2020C, 2.000%,
8/01/23
No Opt. Call Aa1 $ 496,325
Nebraska - 0.8%
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Refunding Series 2020A:
115 5.000%, 11/15/23 No Opt. Call AA- 116,904
225 5.000%, 11/15/24 No Opt. Call AA- 232,785
175 5.000%, 11/15/25 No Opt. Call AA- 183,993
3,635 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series 2020B,
5.000%, 11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 AA-   3,813,769
1,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Medicine, Series 2016, 5.000%, 5/15/24
No Opt. Call AA-   1,026,260
1,110 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 AA-   1,178,820
6,260 Total Nebraska 6,552,531
Nevada - 1.1%
775 Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien
Notes Series 2021B, 5.000%, 7/01/23, (AMT)
No Opt. Call A1   780,448
5,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds,
Las Vegas-McCarran International Airport, Refunding Series 2019E,
5.000%, 7/01/24
No Opt. Call Aa3   5,159,900
1,390 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017, 1.650%, 1/01/36,
(Mandatory Put 3/31/23)
No Opt. Call A+   1,383,495
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 816 Summerlin Village 22, Series
2021:
300 2.000%, 6/01/23 No Opt. Call N/R 297,246
365 2.000%, 6/01/25 No Opt. Call N/R 342,034
500 Nevada Housing Division, Multi-Unit Housing Revenue Bonds, Wood
Creek Apartments Project, Series 2022, 5.000%, 12/01/25, (Mandatory
Put 12/01/24)
12/24 at 100.00 Aaa   512,440
8,330 Total Nevada 8,475,563
New Hampshire - 0.1%
National Finance Authority, New Hampshire, Hospital
Facilities Revenue Bonds, Saint Elizabeth Medical Center,
Inc., Series 2021A:
300 5.000%, 5/01/23 No Opt. Call AA 301,863
400 5.000%, 5/01/24 No Opt. Call AA 410,700
700 Total New Hampshire 712,563
New Jersey - 3.9%
7,000 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 5.000%,
7/01/23 - BAM Insured
No Opt. Call AA   7,057,750
1,260 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%,
7/01/43, (Mandatory Put 7/01/24)
4/24 at 100.87 AA-   1,291,916

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Higher Education Student Assistance
Authority, Student Loan Revenue Bonds, Refunding
Senior Series 2022A:
$ 500 5.000%, 12/01/24, (AMT) No Opt. Call Aa1 $ 514,300
600 5.000%, 12/01/25, (AMT) No Opt. Call Aa1 624,726
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
6,115 5.000%, 6/01/25 No Opt. Call A2 6,440,257
2,220 5.000%, 6/01/26 No Opt. Call A2 2,384,191
5,000 New Jersey State, General Obligation Bonds, Various Purpose Series
2021, 2.000%, 6/01/25
No Opt. Call A2   4,848,650
3,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/23
No Opt. Call A+   3,022,740
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/24
No Opt. Call A3   1,035,420
2,210 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 5.000%, 6/15/25
No Opt. Call A3   2,302,886
1,685 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/23
No Opt. Call A   1,693,728
30,590 Total New Jersey 31,216,564
New Mexico - 1.0%
5,440 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010E, 1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB   5,239,754
2,725 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%,
8/01/49, (Mandatory Put 8/01/25)
5/25 at 100.87 AA   2,847,952
8,165 Total New Mexico 8,087,706
New York - 1.7%
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Rochester Regional Health
Project, Series 2020A:
500 5.000%, 12/01/23 No Opt. Call BBB+ 505,995
600 5.000%, 12/01/24 No Opt. Call BBB+ 615,930
1,375 Nassau Health Care Corporation, New York, County Guaranteed
Revenue Bonds, Series 2009, 5.000%, 8/01/24
No Opt. Call AA-   1,418,203
2,475 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
A-1, 5.000%, 8/01/24
No Opt. Call AA   2,562,046
3,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, New York State Electric & Gas Corporation,
Series 2004C, 2.625%, 4/01/34, (Mandatory Put 7/03/23)
No Opt. Call A-   2,983,920
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/25
No Opt. Call AAA   3,181,350
1,210 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/23, (AMT)
No Opt. Call AA-   1,220,587
1,230 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-Six Series 2021, 5.000%, 10/15/25, (AMT)
No Opt. Call AA-   1,283,210
13,390 Total New York 13,771,241

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina - 2.6%
$ 500 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate
Demand Series 2021B, 5.000%, 1/15/50, (Mandatory Put 12/02/24)
No Opt. Call AA-   $ 518,655
1,745 North Carolina Central University, General Revenue Bonds, Refunding
Series 2016, 5.000%, 10/01/23
No Opt. Call A3   1,766,149
250 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 5.000%, 7/01/24
No Opt. Call AA-   257,403
14,075 North Carolina Medical Care Commission, Hospital Revenue Bonds,
CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%,
2/01/51, (Mandatory Put 2/01/26)
2/26 at 100.00 AA-   14,891,068
3,210 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%,
2/01/24
No Opt. Call BBB   3,269,963
500 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A, 5.000%, 10/01/24
No Opt. Call Aa3   517,645
20,280 Total North Carolina 21,220,883
North Dakota - 0.7%
895 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
1/23 at 100.00 Aa3   850,832
2,305 City of Horace, North Dakota, Temporary Refunding Improvement
Bonds, Series 2022A, 3.250%, 8/01/24
8/23 at 100.00 Baa2   2,289,833
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2021:
275 5.000%, 12/01/23 No Opt. Call Baa2 278,396
215 5.000%, 12/01/25 No Opt. Call Baa2 223,680
280 West Fargo Public School District 6, Cass County, North Dakota, General
Obligation Bonds, Special Assessment Prepayment Series 2020C,
4.000%, 8/01/26
No Opt. Call Aa2   291,936
West Fargo, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2020A:
750 2.000%, 5/01/24 No Opt. Call Aa3 735,083
500 4.000%, 5/01/25 No Opt. Call Aa3 513,140
500 4.000%, 5/01/26 No Opt. Call Aa3 519,155
5,720 Total North Dakota 5,702,055
Ohio - 2.7%
Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Revenue Bonds, Children's Hospital
Medical Center, Refunding Series 2022A:
1,240 5.000%, 11/15/24 No Opt. Call AA- 1,284,268
1,440 5.000%, 11/15/25 No Opt. Call AA- 1,520,885
1,205 Celina City School District, Mercer County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 0.000%, 12/01/24 - BAM
Insured
No Opt. Call AA   1,134,652
1,000 City of Cleveland, Ohio, Airport System Revenue Bonds, Series 2018,
5.000%, 1/01/27, (AMT)
No Opt. Call A2   1,052,750
2,000 Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A, 5.000%,
1/01/26, (AMT)
No Opt. Call A   2,083,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Cleveland-Cuyahoga County Port Authroity, Ohio,
Cultural Facility Revenue Bonds, The Cleveland Museum
of Natural History Project, Series 2021:
$ 150 5.000%, 7/01/25 No Opt. Call A3 $ 157,236
250 5.000%, 7/01/26 No Opt. Call A3 266,515
750 Cuyahoga Falls City School District, Summit County, Ohio, General
Obligation Bonds, School Improvement Series 2021, 3.000%,
12/01/24 - BAM Insured
No Opt. Call AA   752,932
2,425 Kent State University, Ohio, General Receipts Bonds, Series 2016,
5.000%, 5/01/26
No Opt. Call Aa3   2,588,203
Montgomery County, Ohio, Hospital Facilities Revenue
Bonds, Kettering Health Network Obligated Group
Project, Refunding & Improvement Series 2021:
375 5.000%, 8/01/24 No Opt. Call A+ 385,091
700 5.000%, 8/01/25 No Opt. Call A+ 732,466
1,250 5.000%, 8/01/26 No Opt. Call A+ 1,330,463
685 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (5)
No Opt. Call N/R   856
1,710 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   1,643,737
800 Ohio State, Capital Facilities Lease-Appropriation Bonds, Administrative
Building Fund Projects, Series 2021A, 5.000%, 4/01/25
No Opt. Call AA+   839,816
5,665 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2018D, 5.000%, 1/15/39, (Mandatory Put 9/15/23)
No Opt. Call A   5,741,138
360 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 A   371,776
22,005 Total Ohio 21,886,684
Oklahoma - 0.8%
6,065 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Norman Public Schools
Project, Series 2019., 5.000%, 6/01/24
No Opt. Call A+ 6,221,598
Oregon - 0.5%
Marion and Polk Counties School District 24J, Salem-
Kreizer, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2020B:
300 5.000%, 6/15/23 No Opt. Call AA+ 302,811
500 5.000%, 6/15/24 No Opt. Call AA+ 516,185
350 5.000%, 6/15/26 No Opt. Call AA+ 377,006
450 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/24
No Opt. Call BBB+   462,631
300 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A, 5.000%, 10/01/25
No Opt. Call BBB+   312,540
2,375 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A+   2,356,689
4,275 Total Oregon 4,327,862
Pennsylvania - 1.5%
835 Hollidaysburg Area School District, Blair County, Pennsylvania, General
Obligation Bonds, Series 2021, 4.000%, 3/15/25
No Opt. Call Aa3   855,316

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Northern York County School District, Pennsylvania,
General Obligation Bonds, Notes Series 2021A:
$ 1,125 4.000%, 11/15/23 No Opt. Call AA- $ 1,132,673
1,135 4.000%, 11/15/25 No Opt. Call AA- 1,171,320
305 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2011, 2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call A-   293,919
465 Pennsylvania State University, Revenue Bonds, Series 2020E, 5.000%,
3/01/24
No Opt. Call Aa1   476,662
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Series 2022B:
425 5.000%, 12/01/24 No Opt. Call AA- 442,030
525 5.000%, 12/01/25 No Opt. Call AA- 559,361
Pittsburgh Water and Sewer Authority, Pennsylvania,
Water and Sewer System Revenue Bonds, First Lien
Series 2020B:
550 4.000%, 9/01/23 - AGM Insured No Opt. Call AA 553,487
300 4.000%, 9/01/24 - AGM Insured No Opt. Call AA 304,968
6,000 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%,
4/15/26
2/26 at 100.00 AA+   6,216,420
11,665 Total Pennsylvania 12,006,156
Puerto Rico - 1.1%
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
2,000 5.250%, 7/01/23 No Opt. Call N/R 2,000,280
6,514 5.375%, 7/01/25 No Opt. Call N/R 6,567,610
8,514 Total Puerto Rico 8,567,890
South Carolina - 0.8%
2,215 Richland County, South Carolina, Environmental Improvement Revenue
Bonds, International Paper Company Project, Refunding Series 2014A,
3.875%, 4/01/23, (AMT)
No Opt. Call BBB   2,211,943
875 Rock Hill, South Carolina, Combined Utility System Revenue Bonds,
Series 2016, 5.000%, 1/01/27
1/26 at 100.00 A+   927,386
3,285 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%,
12/01/48, (Mandatory Put 10/01/25)
No Opt. Call AA-   3,450,466
6,375 Total South Carolina 6,589,795
South Dakota - 0.2%
1,940 South Dakota Health and Educational Facilities Authority, Reveune
Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put
7/01/24)
4/24 at 100.00 AA- 1,984,038
Tennessee - 1.0%
100 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1,
5.000%, 8/01/28
No Opt. Call A-   107,984
1,310 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A,
5.000%, 1/01/24
1/23 at 100.00 A+   1,311,546
255 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, 5.000%, 7/01/26, (AMT)
No Opt. Call A1   268,382

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 5,655 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A,
5.000%, 2/01/50, (Mandatory Put 10/01/24)
7/24 at 100.58 Aa1   $ 5,738,298
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Commodity Project,  Series 2021A:
250 5.000%, 11/01/23 No Opt. Call A2 252,060
250 5.000%, 11/01/24 No Opt. Call A2 255,047
275 5.000%, 11/01/25 No Opt. Call A2 283,729
8,095 Total Tennessee 8,217,046
Texas - 10.7%
5,000 Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019,
5.000%, 11/15/23, (AMT)
No Opt. Call A+   5,069,050
Austin, Texas, Airport System Revenue Bonds, Series
2019B:
1,000 5.000%, 11/15/25, (AMT) No Opt. Call A+ 1,044,130
1,250 5.000%, 11/15/27, (AMT) No Opt. Call A+ 1,333,025
Brazos Higher Education Authority Inc., Texas, Student
Loan Program Revenue Bonds, Senior Series 2020-1A:
1,175 5.000%, 4/01/23, (AMT) No Opt. Call AAA 1,178,936
775 5.000%, 4/01/24, (AMT) No Opt. Call AA 788,129
500 5.000%, 4/01/25, (AMT) No Opt. Call AA 515,520
1,540 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25
7/24 at 100.00 BBB+   1,580,209
1,065 Comal Independent School District, Comal, Bexar, Guadalupe, Hays,
and Kendall Counties, Texas, General Obligation Bonds, Series 2022,
5.000%, 2/01/26
No Opt. Call Aaa   1,139,039
1,910 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2019, 5.000%, 12/01/25
No Opt. Call AA+   2,035,563
2,500 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2020A, 5.000%, 11/01/24
No Opt. Call A+   2,595,250
2,030 El Paso, Texas, Airport Revenue Bonds, El Paso International Airport
Series 2018, 5.000%, 8/15/23, (AMT)
No Opt. Call A+   2,047,722
4,550 Fort Worth Independent School District, Tarrant County, Texas, General
Obligation Bonds, Refunding School Building Series 2015, 5.000%,
2/15/23
No Opt. Call AAA   4,559,964
735 Friendswood, Galveston and Harris Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2021, 4.000%, 3/01/25
No Opt. Call AA+   752,846
1,900 Frisco Independent School District, Collin and Denton Counties, Texas,
General Obligation Bonds, Refunding & School Building Series 2002,
0.000%, 8/15/24
No Opt. Call Aaa   1,812,410
5,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23, (ETM)
No Opt. Call A+  (4) 5,007,200
8,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health System,
Refunding Series 2020C-3, 5.000%, 6/01/32, (Mandatory Put
12/01/26)
9/26 at 101.02 A+   8,550,480
6,920 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 A+   7,150,298
1,685 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B,
5.000%, 10/01/41, (Mandatory Put 10/01/24)
No Opt. Call AA   1,737,505

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Houston, Texas, Airport System Revenue Bonds,
Refunding & Subordinate Lien Series 2018C:
$ 4,210 5.000%, 7/01/23, (AMT) No Opt. Call AA $ 4,236,102
3,630 5.000%, 7/01/26, (AMT) No Opt. Call A1 3,820,502
5,000 Humble Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding School Building Series 2015A, 5.250%,
2/15/23
No Opt. Call AAA   5,012,850
850 Hunt Memorial Hospital District, Hunt County, Texas, General Obligation
Bonds, Refunding & Improvment Series 2020, 5.000%, 2/15/26
No Opt. Call A2   890,834
1,635 Lake Dallas Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2001, 0.000%, 8/15/24
No Opt. Call Aaa   1,554,182
400 Lake Houston Redevelopment Authority, Texas, Tax Increment Contract
Revenue Bonds, Series 2021, 5.000%, 9/01/25
No Opt. Call BBB-   407,400
1,235 Laredo Independent School District, Webb County, Texas, General
Obligation Bonds, Refunding Series 2021, 4.000%, 8/01/25
No Opt. Call AAA   1,270,407
Leander, Texas, General Obligation Bonds, Refunding
Series 2020:
500 5.000%, 8/15/23 No Opt. Call Aa1 506,315
525 5.000%, 8/15/25 No Opt. Call Aa1 555,838
740 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Series 2017, 5.000%, 11/01/24, (AMT)
No Opt. Call A1   761,527
1,000 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2020, 5.000%, 5/15/25
No Opt. Call A+   1,044,670
850 Lubbock Water and Wastewater System, Texas, Revenue Bonds,
Refunding Series 2020B, 5.000%, 2/15/25
No Opt. Call AA   889,278
450 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project, Refunding
Series 1996, 0.900%, 5/01/30, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A-   441,774
1,130 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2014, 5.000%, 12/15/24
No Opt. Call AA-   1,175,460
2,805 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2016, 4.000%, 12/15/24
No Opt. Call AA-   2,863,232
250 Port Arthur, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2021, 5.000%, 2/15/24 - BAM Insured
No Opt. Call AA   255,378
315 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 1.875%, 1/01/26, (AMT), 144A
7/23 at 103.00 N/R   285,592
555 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2022E, 5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 AA-   586,113
5,400 Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply
Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/24
No Opt. Call A3   5,490,936
Texas Water Development Board, State Water
Implementation Revenue Fund Bonds, Master Trust
Series 2022:
500 5.000%, 4/15/24 No Opt. Call AAA 514,160
1,885 5.000%, 10/15/24 No Opt. Call AAA 1,961,550
1,000 Tomball Independent School District, Harris and Montgomery Counties,
Texas, General Obligation Bonds, Building Series 2020, 5.000%,
2/15/25
No Opt. Call AAA   1,045,370

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Upper Trinity Regional Water District, Texas, Regional Treated Water
Supply System Revenue Bonds, Refunding Series 2020, 4.000%,
8/01/24
No Opt. Call A+   $ 1,015,370
Wise County, Texas, Lease Revenue Bonds, Parker County
Junior College District, Refunding Series 2021:
350 5.000%, 8/15/23 No Opt. Call N/R 353,272
465 5.000%, 8/15/24 No Opt. Call N/R 475,537
84,215 Total Texas 86,310,925
Utah - 1.5%
6,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/23, (AMT)
No Opt. Call A   6,043,920
2,190 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/25, (AMT)
No Opt. Call A   2,273,198
350 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Utah Charter Academies Project, Series 2018, 4.000%, 10/15/23
No Opt. Call AA   352,419
1,120 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-1, 5.000%, 5/15/60, (Mandatory Put 8/01/24)
2/24 at 102.15 AA+   1,151,875
1,555 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 AA+   1,656,184
500 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 3.000%, 10/15/23
No Opt. Call BBB-   494,170
11,715 Total Utah 11,971,766
Virgin Islands - 0.3%
Matching Fund Special Purpose Securitization
Corporation, Virgin Islands, Revenue Bonds, Series
2022A:
1,000 5.000%, 10/01/25 No Opt. Call N/R 1,021,750
1,645 5.000%, 10/01/26 No Opt. Call N/R 1,689,991
2,645 Total Virgin Islands 2,711,741
Virginia - 2.6%
850 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 5.000%,
7/01/24
No Opt. Call AA-   872,159
1,755 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019,
5.000%, 11/01/23
No Opt. Call BBB   1,771,164
1,150 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 5.000%,
5/15/25
No Opt. Call AA+   1,209,984
5,650 Gloucester County Industrial Development Authority, Virginia, Solid
Waste Disposal Revenue Bonds, Waste Management Disposal
Services of Virginia, Inc Project, Variable Rate Series 2003A, 3.000%,
9/01/38, (AMT), (Mandatory Put 5/01/23)
No Opt. Call A-   5,619,659
10,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26
No Opt. Call Aa2   10,774,200
690 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2   658,619
20,095 Total Virginia 20,905,785

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington - 2.1%
$ 1,500 Chelan County Public Utility District 1, Washington, Consolidated
System Revenue Bonds, Refunding Series 2020A, 5.000%, 7/01/23
No Opt. Call AA+   $ 1,515,150
1,370 King County School District 414 Lake Washington, Washington, General
Obligation Bonds, Refunding Series 2020, 4.000%, 12/01/25
No Opt. Call Aaa   1,421,567
1,955 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020A, 0.625%, 1/01/32, (Mandatory Put 1/01/24)
7/23 at 100.00 AA   1,890,016
2,525 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015C, 5.000%, 4/01/26, (AMT)
10/24 at 100.00 AA-   2,591,988
2,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/24, (AMT)
No Opt. Call AA-   2,036,340
2,150 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/24)
2/24 at 100.00 A-   2,180,143
5,025 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory
Put 8/01/26)
2/26 at 100.00 A-   5,248,663
16,525 Total Washington 16,883,867
Wisconsin - 5.3%
1,850 Howard-Suamico School District, Brown County, Wisconsin, General
Obligation Bonds, School Building & Improvement Series 2021,
5.000%, 3/01/25
No Opt. Call AA   1,933,361
Kenosha, Wisconsin, General Obligation Promissory
Notes Series 2020A:
350 2.000%, 5/01/23 No Opt. Call AA 348,187
625 2.000%, 5/01/25 No Opt. Call AA 604,338
1,250 Kenosha, Wisconsin, General Obligation Promissory Notes Series
2021B, 1.000%, 10/01/25
No Opt. Call AA   1,154,638
400 Milwaukee, Wisconsin, Sewerage System Revenue Bonds, Green Series
2021S2, 5.000%, 6/01/26
No Opt. Call A+   427,968
New Richmond School District, Saint Croix County,
Wisconsin, General Obligation Bonds, Refunding Series
2021:
1,500 4.000%, 4/01/24 No Opt. Call Aa2 1,519,230
600 5.000%, 4/01/26 No Opt. Call Aa2 641,730
570 Oshkosh, Wisconsin, Sewer System Revenue Bonds, Series 2021E,
4.000%, 5/01/25
No Opt. Call Aa3   582,397
Public Finance Authority of Wisconsin, Health Care
Facilities Revenue Bonds, Blue Ridge HealthCare,
Refunding Series 2020A:
300 5.000%, 1/01/23 No Opt. Call A 300,000
200 5.000%, 1/01/24 No Opt. Call A 203,330
400 5.000%, 1/01/26 No Opt. Call A 419,916
300 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 3.000%, 12/01/26
No Opt. Call BB+   286,338
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project, Series
2020A:
700 5.000%, 6/01/24 No Opt. Call A+ 716,317
325 5.000%, 6/01/26 No Opt. Call A+ 341,455
1,375 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call Aa3   1,378,094

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Refunding Series 2021:
$ 200 2.000%, 4/01/23 No Opt. Call Aa3 $ 199,324
475 2.000%, 4/01/24 No Opt. Call Aa3 468,568
600 2.000%, 4/01/25 No Opt. Call Aa3 579,966
250 Racine, Racine County, Wisconsin, General Obligation Bonds, Refunding
Series 2020B, 4.000%, 12/01/24
No Opt. Call AA-   254,412
3,000 School District of Monroe Green County, Wisconsin Bond Anticipation
Notes, 4.000%, 6/14/23
3/23 at 100.00 N/R   3,001,620
1,870 West Bend Joint School District 1, Washington County, Wisconsin,
General Obligation Bonds, Refunding Series 2021, 3.000%, 4/01/25
No Opt. Call AA-   1,868,130
1,360 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/27
1/23 at 100.00 A3   1,360,993
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
435 5.000%, 10/01/25 No Opt. Call N/R 444,122
455 5.000%, 10/01/26 No Opt. Call N/R 465,392
3,715 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate
Demand Series 2018B-2, 5.000%, 8/15/54, (Mandatory Put 1/25/23)
No Opt. Call AA   3,718,678
4,230 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate
Demand Series 2018B-3, 5.000%, 8/15/54, (Mandatory Put 1/31/24)
No Opt. Call AA   4,312,189
250 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017, 5.000%,
7/01/26
No Opt. Call A+   265,237
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Bellin Memorial Hospital,
Inc., Series 2019A:
75 5.000%, 12/01/23 No Opt. Call A+ 76,263
100 5.000%, 12/01/24 No Opt. Call A+ 103,724
110 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019B, 3.000%,
12/01/24
No Opt. Call A+   109,761
2,070 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A,
5.000%, 4/01/25
No Opt. Call AA   2,159,238
8,010 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1,
5.000%, 2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 A-   8,181,975
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021:
125 4.000%, 1/01/23 No Opt. Call N/R 125,000
160 4.000%, 1/01/24 No Opt. Call N/R 158,667
210 4.000%, 1/01/25 No Opt. Call N/R 206,376
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHM / New Richmond Senior
Housing, Inc., Refunding Series 2021:
440 1.950%, 7/01/24 No Opt. Call N/R 420,512
460 2.250%, 7/01/26 No Opt. Call N/R 416,213
350 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B, 4.000%, 9/15/25
No Opt. Call BBB-   345,321

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 455 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Series 2018A, 4.000%,
9/15/23, (ETM)
No Opt. Call BBB-  (4) $ 458,048
1,640 Wisconsin Rapids School District, Wood and Portage Counties,
Wisconsin, General Obligation Bonds, Refunding Series 2020, 5.000%,
4/01/24
No Opt. Call Aa3   1,682,279
50 Wisconsin State, General Obligation Bonds, Refunding Series 2021-2,
5.000%, 5/01/25
No Opt. Call AA+   52,701
41,840 Total Wisconsin 42,292,008
Wyoming - 0.3%
Consolidated Wyoming Municipalities Electric Power
System Joint Powers Board, Wyoming, Electric Facilities
Improvement Lease Revenue Bonds, Gillette Electrical
System Project, Refunding Series 2022:
750 5.000%, 6/01/24 No Opt. Call AA- 770,932
500 5.000%, 6/01/26 No Opt. Call AA- 534,790
710 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional
Medical Center Project, Refunding Series 2021, 4.000%, 5/01/24
No Opt. Call A+   718,449
1,960 Total Wyoming 2,024,171
$ 772,277 Total Municipal Bonds (cost $805,020,668) 788,368,533
Shares Description (1) Value
X 1,747,239 COMMON STOCKS - 0.2%
X 1,747,239
Independent Power And Renewable Electricity Producers - 0.2%
22,152 Energy Harbor Corp (6),(7) $ 1,747,239
Total Common Stocks (cost $751,144) 1,747,239
Total Long-Term Investments (cost $805,771,812) 790,115,772
Other Assets Less Liabilities -  1.9 15,621,206
Net Assets - 100% $ 805,736,978

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 788,368,533 $ – $ 788,368,533
Common Stocks – 1,747,239 – 1,747,239
Total
$ – $ 790,115,772 $ – $ 790,115,772
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Common Stock received as part of the bankruptcy settlements during February 2020, for Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity